Quarterly Report
November 30, 2023
MFS®  Low Volatility
Equity Fund
LVU-Q1

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 4.7%
CACI International, Inc., “A” (a)	13,896	$4,459,921
General Dynamics Corp.	8,819	2,178,029
Honeywell International, Inc.	12,166	2,383,563
Huntington Ingalls Industries, Inc.	8,413	1,994,049
Teledyne Technologies, Inc. (a)	24,020	9,679,099
		$20,694,661
Apparel Manufacturers – 0.5%
Skechers USA, Inc., “A” (a)	34,824	$2,051,482
Broadcasting – 1.1%
Omnicom Group, Inc.	61,204	$4,934,878
Brokerage & Asset Managers – 0.9%
Bank of New York Mellon Corp.	41,736	$2,016,683
Raymond James Financial, Inc.	18,459	1,940,964
		$3,957,647
Business Services – 6.4%
Accenture PLC, “A”	32,370	$10,783,742
Amdocs Ltd.	25,816	2,162,606
Cognizant Technology Solutions Corp., “A”	147,364	10,371,478
Fiserv, Inc. (a)	22,523	2,941,729
Verisk Analytics, Inc., “A”	8,097	1,954,859
		$28,214,414
Cable TV – 0.7%
Comcast Corp., “A”	69,673	$2,918,602
Computer Software – 3.4%
CCC Intelligent Holdings, Inc. (a)	329,493	$3,848,478
Microsoft Corp.	28,849	10,931,175
		$14,779,653
Computer Software - Systems – 1.9%
Box, Inc., “A” (a)	73,814	$1,931,713
Juniper Networks, Inc.	223,823	6,367,764
		$8,299,477
Construction – 0.4%
AvalonBay Communities, Inc., REIT	11,039	$1,909,085
Consumer Products – 3.1%
Colgate-Palmolive Co.	55,061	$4,337,155
Kimberly-Clark Corp.	18,235	2,256,216
Procter & Gamble Co.	44,930	6,897,654
		$13,491,025
Containers – 0.4%
Graphic Packaging Holding Co.	84,060	$1,905,640
Electrical Equipment – 6.2%
AMETEK, Inc.	17,111	$2,656,140
Amphenol Corp., “A”	111,514	10,146,659
Hubbell, Inc.	6,562	1,968,600
nVent Electric PLC	43,147	2,297,578

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
TE Connectivity Ltd.	78,569	$10,292,539
		$27,361,516
Electronics – 1.9%
Texas Instruments, Inc.	54,222	$8,280,242
Food & Beverages – 5.7%
Archer Daniels Midland Co.	26,916	$1,984,517
General Mills, Inc.	138,450	8,813,727
J.M. Smucker Co.	35,462	3,891,245
Mondelez International, Inc.	37,272	2,648,548
PepsiCo, Inc.	47,134	7,932,181
		$25,270,218
Gaming & Lodging – 0.5%
Hilton Worldwide Holdings, Inc.	13,390	$2,243,093
Health Maintenance Organizations – 1.4%
Cigna Group	9,490	$2,494,731
UnitedHealth Group, Inc.	6,253	3,457,722
		$5,952,453
Insurance – 7.5%
Aon PLC	6,272	$2,060,289
Assurant, Inc.	20,892	3,510,274
Chubb Ltd.	25,116	5,762,364
Everest Group Ltd.	23,255	9,547,340
Hanover Insurance Group, Inc.	16,068	1,997,252
Hartford Financial Services Group, Inc.	35,432	2,769,365
MetLife, Inc.	40,498	2,576,888
Reinsurance Group of America, Inc.	17,046	2,779,521
Voya Financial, Inc.	25,135	1,797,404
		$32,800,697
Internet – 2.2%
Alphabet, Inc., “A” (a)	73,670	$9,763,485
Machinery & Tools – 2.5%
Eaton Corp. PLC	36,458	$8,301,122
PACCAR, Inc.	29,802	2,736,420
		$11,037,542
Major Banks – 1.1%
Bank of America Corp.	64,701	$1,972,734
JPMorgan Chase & Co.	17,929	2,798,358
		$4,771,092
Medical & Health Technology & Services – 2.5%
McKesson Corp.	22,990	$10,818,174
Medical Equipment – 3.4%
Abbott Laboratories	20,552	$2,143,368
Hologic, Inc. (a)	30,723	2,190,550
Medtronic PLC	62,695	4,969,833
STERIS PLC	28,926	5,812,390
		$15,116,141

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 2.8%
Motorola Solutions, Inc.	37,980	$12,262,602
Other Banks & Diversified Financials – 2.8%
Mastercard, Inc., “A”	7,196	$2,977,921
Visa, Inc., “A”	35,771	9,181,700
		$12,159,621
Pharmaceuticals – 10.1%
Eli Lilly & Co.	22,449	$13,268,257
Johnson & Johnson	75,572	11,687,966
Merck & Co., Inc.	121,311	12,431,951
Vertex Pharmaceuticals, Inc. (a)	6,220	2,206,918
Zoetis, Inc.	28,242	4,989,514
		$44,584,606
Pollution Control – 4.0%
Republic Services, Inc.	61,433	$9,942,317
Waste Connections, Inc.	32,276	4,373,075
Waste Management, Inc.	19,928	3,407,489
		$17,722,881
Railroad & Shipping – 0.5%
CSX Corp.	69,333	$2,239,456
Real Estate – 2.5%
Brixmor Property Group, Inc., REIT	82,428	$1,773,851
NNN REIT, Inc.	42,068	1,708,802
Public Storage, Inc., REIT	13,800	3,570,888
Spirit Realty Capital, Inc., REIT	48,743	2,013,086
STAG Industrial, Inc., REIT	56,000	2,007,600
		$11,074,227
Restaurants – 2.8%
McDonald's Corp.	19,697	$5,551,402
Starbucks Corp.	43,122	4,282,015
Texas Roadhouse, Inc.	20,013	2,252,663
		$12,086,080
Specialty Chemicals – 0.7%
Ecolab, Inc.	15,253	$2,924,458
Specialty Stores – 5.3%
AutoZone, Inc. (a)	2,975	$7,764,542
Home Depot, Inc.	10,746	3,368,763
O'Reilly Automotive, Inc. (a)	3,350	3,290,973
Ulta Beauty, Inc. (a)	6,439	2,742,950
Walmart Stores, Inc.	39,702	6,181,204
		$23,348,432
Telecommunications - Wireless – 1.8%
T-Mobile USA, Inc.	53,280	$8,015,976
Telephone Services – 0.4%
Equinix, Inc., REIT	2,394	$1,951,134

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 1.2%
J.B. Hunt Transport Services, Inc.	12,402	$2,297,718
Landstar System, Inc.	16,952	2,926,763
		$5,224,481
Utilities - Electric Power – 6.2%
DTE Energy Co.	27,063	$2,817,529
Duke Energy Corp.	38,443	3,547,520
Edison International	34,564	2,315,442
Evergy, Inc.	40,144	2,048,950
Exelon Corp.	151,951	5,851,633
NextEra Energy, Inc.	38,684	2,263,401
PG&E Corp.	108,880	1,869,470
Sempra Energy	28,304	2,062,512
Xcel Energy, Inc.	73,327	4,461,215
		$27,237,672
Total Common Stocks		$437,402,843
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 5.46% (v)	1,859,785	$1,859,970

Other Assets, Less Liabilities – 0.1%		431,727
Net Assets – 100.0%		$439,694,540
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,859,970 and $437,402,843, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$437,402,843	$—	$—	$437,402,843
Mutual Funds	1,859,970	—	—	1,859,970
Total	$439,262,813	$—	$—	$439,262,813
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,701,240	$11,375,042	$12,216,349	$350	$(313)	$1,859,970
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$22,781	$—